Equity (Deficit) - Additional Information (Detail) $ in Thousands, $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2021 MXN ($)	Jun. 30, 2020 MXN ($)	Dec. 31, 2020 MXN ($)	Jul. 26, 2021 MXN ($)	Jun. 30, 2021 USD ($)	Nov. 25, 2020 MXN ($)	Nov. 25, 2020 USD ($)
Disclosure of equity [line items]
Recognized net losses	$ 22,993,364		$ 606,587,323
Negative equity amount	2,073,259,957		2,404,727,030
Negative working capital	461,398,753		442,550,332
Gain (loss) on non-controlling interest	(261,403)		(369,692)
Net actuarial gains (losses)	241,537,187		$ (54,156)
Total available Credit lines	189,480,790
Short- term debt principal maturities	$ 503,054,910
Percentage of discount and return on plan asset	7.94%		7.08%		7.94%
Borrowings	$ 2,264,714,818		$ 2,232,694,117			$ 42,000,000	$ 2,100,000
Percentage of share profit duty	54.00%		58.00%
Available credit lines	$ 37,000,000				$ 7,700,000
Post-employment benefit expense, defined benefit plans	(10,468,424)	$ (54,170)
Other Revenue [Member]
Disclosure of equity [line items]
Non refundable funds	1,172,295
Forecast [Member]
Disclosure of equity [line items]
Total Approved financing for 2021	42,100,000
Approved financing for 2021	22,000,000				1,000,000
Lines Of Credit [member]
Disclosure of equity [line items]
Total available Credit lines	4,500,000				175,000
Aggregate available credit lines	7,965,472				175,000
Borrowings	181,515,318	$ 32,500,000			$ 7,525,000
Tax Credit Realted to Share Profit Duty [member]
Disclosure of equity [line items]
Tax credit related to share-profit duty applied	36,640,000
Federal budget [member]
Disclosure of equity [line items]
Negative budget financial balance	92,687,000
Tax Benefit from Mexican Governmet [member]
Disclosure of equity [line items]
Tax credit applicable to share-profit duty			$ 73,280,000
Scheduled Equity Contributions [Member]
Disclosure of equity [line items]
Mexican government contributions	96,720,000			$ 64,124,000
Contributions A [member]
Disclosure of equity [line items]
Increase in Certificates of Contribution	$ 113,174,000		$ 46,256,000